Taxes on Income (Items Recorded in Equity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Actuarial gains from defined benefit plan	$ (8)	$ (12)	$ (22)
Change in investments at fair value through other comprehensive income	0	0	(21)
Change in fair value of hedging derivatives	(4)	4	0
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	(9)	(11)	(1)
Tax recorded in other comprehensive income	$ (21)	$ (19)	$ (44)